Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

11.       Commitments and Contingencies:

a)        Commitments:

The following tables set forth inflows and outflows related to the Company's charter party arrangements and other commitments, as at June 30, 2021.

Charter party arrangements:

	Six month periods ending June 30,
+ inflows/ - outflows	Total	2022	2023	2024	2025	2026	2027 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$68,256	$68,256	$-	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(2,040)	(2,040)	-	-	-	-	-
Total	$66,216	$66,216	$-	$-	$-	$-	$-

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of June 30, 2021, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days other than those related to scheduled interim and special surveys of the vessels.
(2)	The amounts represent the Company’s commitments under the existing, as of June 30, 2021, time charter-in arrangements for third party vessels.

Other commitments:

	Six month periods ending June 30,
+ inflows/ - outflows	Total	2022	2023	2024	2025	2026	2027 and thereafter
Vessel BWTS (1)	(25,584)	(25,584)	-	-	-	-	-
Office rent (2)	(762)	(762)
Total	$(26,346)	$(26,346)	$-	$-	$-	$-	$-

(1)	The amounts represent the Company’s commitments as of June 30, 2021, for installation of Ballast Water Treatment System (“BWTS”) on its vessels so as to comply with environmental regulations.

(2)	The amount reflects the minimum rental payments under the office rental agreements that the Company is party to as of June 30, 2021.

b)        Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the unaudited interim condensed consolidated financial statements.